REAL ESTATE PROPERTIES (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Real Estate [Abstract]
Land	$ 128,409
Building	684,133
Building improvements	25,717
Real estate properties	838,259
Accumulated depreciation	(44,687)
Total real estate properties, net	$ 793,572	$ 615,586